As filed with the Securities and Exchange	Registration No. 333-100208
Commission on December 21, 2006	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 12 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 723-2239
Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b)(1) of Rule 485 on __________ pursuant to paragraph (b)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Individual Fixed and Variable Deferred Annuity Contracts

___________________________________________________________________

PARTS A AND B

The Prospectus and Statement of Additional Information each dated April 28, 2006, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 12 by reference to Registrant's filings under Rule 497(c), as filed on May 1, 2006 and Rule 497(e), as filed on June 28, July 28, October 11 and October 27, 2006 (File No. 333-100208).

One supplement dated December 21, 2006 is included in this Post-Effective Amendment Filing.

RELIASTAR LIFE INSURANCE COMPANY
and its Separate Account N
ING Advantage CenturySM (Prospectus No. PRO.100207-06)
ING Advantage Century PlusSM (Prospectus No. PRO.100208-06)
ING AdvantageSM (Prospectus No. PRO.100209-06)

Supplement dated December 21, 2006 to the Contract Prospectus and Statement of Additional
                                         Information, each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus and Statement of
Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

1. Effective January 13, 2007, ING VP Natural Resources Trust will merge into ING Global Resources
Portfolio (Class S). After the close of business on January 12, 2007, all existing account balances invested in ING VP Natural Resources Trust will be transferred to ING Global Resources Portfolio
(Class S). As a result of the merger, effective January 13, 2007 all references to ING VP Natural
Resources Trust in the Contract Prospectus and SAI are hereby deleted and ING Global Resources
Portfolio (Class S) is added as an investment option.

Unless you provide us with alternative allocation instructions, all future allocations directed to ING VP
Natural Resources Trust after the date of the merger will be automatically allocated to ING Global
Resources Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

2. The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change with the addition of the ING Global Resources Portfolio (Class S). Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

X.10020789-06A                                                                                                                            December 2006

3. Effective September 30, 2006, the information for ING VP Global Science and Technology Portfolio,
and effective December 1, 2006, the information for ING Legg Mason Partners Aggressive Growth
Portfolio and ING Legg Mason Partners Large Cap Growth Portfolio appearing in the Contract
Prospectus under Appendix II – Description of Underlying Funds is deleted and replaced with the following to reflect subadviser name changes. Effective January 13, 2007, the following information regarding ING Global Resources Portfolio is added to Appendix II – Description of Underlying Funds.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust – ING Global Resources Portfolio	Directed Services, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Partners, Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: ClearBridge Advisors, LLC	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Large Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: ClearBridge Advisors, LLC	Seeks long-term capital appreciation.
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, LLC	Seeks long-term capital appreciation.

4. Effective December 31, 2006, Directed Services, Inc. is being converted to a limited liability company, domiciled to Delaware, and reorganized as a wholly-owned subsidiary of ING Life Insurance and
Annuity Company. Accordingly, effective December 31, 2006, all references to Directed Services,
Inc. appearing in the Contract Prospectus are replaced with Directed Services, LLC.
5. Effective December 31, 2006, the investment adviser for each of the portfolios under ING Partners,
Inc. will change to Directed Services, LLC. Accordingly, effective December 31, 2006, all references to ING Life Insurance and Annuity Company as investment adviser for each portfolio under ING
Partners, Inc. appearing in the Contract Prospectus under Appendix II – Description of Underlying
Funds are replaced with Directed Services, LLC.

X.10020789-06A                                                                                                              December 2006

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2005
		-	Statements of Operations for the year ended December 31, 2005
		-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2005 and 2004
		-	Statements of Operations - Statutory Basis for the years ended December 31,
2005 and 2004
		-	Statements of Changes in Capital and Surplus-Statutory Basis for the years ended December 31, 2005 and 2004
		-	Statements of Cash Flows - Statutory Basis for the years ended December 31,
2005 and 2004
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N
(“Registrant”) · Incorporated by reference to the Registrant’s Form N-4 Initial
Registration Statement (File No. 333-120636), filed November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern
Life Insurance Company (“Depositor”) Authorizing the Establishment of
Separate Account One (“Registrant”) · Incorporated by reference to Post-
Effective Amendment No. 5 to the Registrant’s Form N-4 Registration
Statement (File No. 33-90474), filed April 20, 1998.
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed
February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule ·
Incorporated by reference to Post-Effective Amendment No. 9 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
November 5, 1999.
(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract 13076
07-99 · Incorporated by reference to Post-Effective Amendment No. 5 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed April
20, 1998.
(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract 13077 07-
99 · Incorporated by reference to Post-Effective Amendment No. 5 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed April
20, 1998.
(4.3)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 1 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474),
filed April 23, 1996.
(4.4)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 3 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474),
filed April 28, 1997.
(4.5)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No.
13000 (FL) 2-95 in Florida · Incorporated by reference to Post-Effective
Amendment No. 4 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed July 29, 1997.
(4.6)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form
No. 13000 (FL-PBC) 2-95 in Florida · Incorporated by reference to Post-
Effective Amendment No. 4 to the Registrant’s Form N-4 Registration
Statement (File No. 33-90474), filed July 29, 1997.
(4.7)	Endorsement 13086-8-99 (457 Variable Annuity Endorsement) · Incorporated
by reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4
Registration Statement (File No. 333-100208), filed April 17, 2006.
(4.8)	Roth IRA Endorsement · Incorporated by reference to Post-Effective
Amendment No. 5 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed April 20, 1998.
(4.9)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed December 23, 1998.
(4.10)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment
No. 7 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474),
filed April 23, 1999.
(4.11)	Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
April 23, 1999.
(4.12)	One Year Step Up Death Benefit Endorsement (13084 7-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4
Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.13)	Flexible Premium Individual Deferred Annuity Contract (Plus Series - TSA)
(13078 7-99) · Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
April 25, 2001.
(4.14)	Individual Deferred Retirement Annuity Contract (Plus Series - IRA/Non-
Qualified) (13079 7-99) · Incorporated by reference to Post-Effective
Amendment No. 11 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to the Registrant’s Form N-4 Registration Statement (File
No. 333-100207), filed October 24, 2002.
(4.16)	Endorsement 40087 -0-05 to Contract 13077 7-99 · Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4 Registration
Statement (File No. 333-100208), filed April 17, 2006.
(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series) ·
Incorporated by reference to Post-Effective Amendment No. 9 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
November 5, 1999.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No.
333-18517), filed December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517),
filed December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company · Incorporated
by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.2)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.3)	Participation Agreement made and entered into as of January 1, 1995 by and among Variable Insurance Products Fund, Fidelity Distributors Corporation,
and Northern Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
33-90474), as filed on April 20, 1998.
(8.4)	Amendment dated as of July 24, 1997 to Participation Agreement made and entered into as of January 1, 1995 among Variable Insurance Products Fund,
Fidelity Distributors Corporation, and Northern Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on August 4, 1997.

(8.5)	Participation Agreement made and entered into as of January 1, 1995 by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation,
and Northern Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
33-90474), as filed on April 20, 1998.
(8.6)	Amendment dated as of July 24, 1997 to Participation Agreement made and entered into as of January 1, 1995 among Variable Insurance Products Fund II,
Fidelity Distributors Corporation, and Northern Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on August 4, 1997.
(8.7)	Participation Agreement made and entered into as of January 1, 1999 among
Variable Insurance Products Fund III, Fidelity Distributors Corporation and
Northern Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-
90474), as filed on April 25, 2001.
(8.8)	Service Contract effective as of June 1, 2002 by and between Directed Services,
Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.
(8.9)	First Amendment dated April 1, 2005 to Service Contract between ING
Financial Advisers, Inc. and Fidelity Advisers, Inc. dated June 20, 2003 and effective June 1, 2002 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.10)	Second Amendment dated April 1, 2006 to Service Contract between ING
Financial Advisers, Inc. and Fidelity Advisers, Inc. dated June 20, 2003 and effective June 1, 2002 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.11)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.12)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.

(8.20)	Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING Insurance Company of
America, Golden American Life Insurance Company and Directed Services,
Inc. · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.13)	Third Amendment dated May 3, 2004 to Participation Agreement dated July 20,
2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin
Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING
Insurance Company of America, Golden American Life Insurance Company
and Directed Services, Inc. and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.
(8.14)	Administrative Services Agreement dated as of July 20, 2001 between Franklin
Templeton Services, LLC, Aetna Life Insurance and Annuity Company and
Aetna Insurance Company of America · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
33-81216), as filed on April 11, 2006.
(8.15)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.16)	Participation Agreement made and entered into as of April 30, 2003 among The
GCG Trust, ReliaStar Life Insurance Company and Directed Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.
(8.17)	Participation Agreement made and entered into as of May 1, 2002 among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form S-6 (File No. 333-47094), as filed on
September 17, 2002.
(8.18)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING
Funds Distributor, Inc.) · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6 (File No. 33-57244),
as filed on February 9, 2004.

(8.19)	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC., as
amended on July 15, 2003.
(8.20)	Participation Agreement dated December 6, 2001 by and among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life
Insurance and Annuity Company and Aetna Investment Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.21)	Amendment dated as of March 26, 2002 to Participation Agreement dated as of
December 6, 2001 by and among Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial
Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 24, 2002.
(8.22)	Amendment dated as of October 1, 2002 to Participation Agreement dated as of
December 6, 2001 and amended as of March 26, 2002 by and among ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and ReliaStar Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.23)	Amendment dated as of May 1, 2003 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002 and
October 1, 2002 by and among ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April
30, 2003.
(8.24)	Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October
1, 2002 and May 1, 2003 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company · Incorporated by reference to Pre-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-12036), as filed on
February 23, 2005.
(8.25)	Amendment dated as of April 29, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002 and May 1, 2003 and November 1, 2004 by and among ING Partners,
Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC
and ReliaStar Life Insurance Company

(8.26)	Amendment dated as of August 31, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 by and among ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and ReliaStar Life Insurance Company
(8.27)	Amendment dated as of December 7, 2005 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October
1, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005
by and among ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance Company
(8.28)	Amendment dated as of April 28, 2006 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005,
December 7, 2005 by and among ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company
(8.29)	Service Agreement and Contract with Investment Adviser effective as of
December 6, 2001 between ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company in connection with the sale of shares of ING
Partners, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 24, 2002.
(8.30)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company,
and ING Funds Distributions, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.31)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.32)	Amendment executed as of October 15, 2002 and effective as of October 1,
2002 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc.
and ING Funds Distributor, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.33)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. · Incorporated by reference to Post-Effective Amendment
No. 4 to Registration Statement on Form N-4 (File No. 33-90474), as filed on
August 4, 1997 and effective August 8, 1997.

(8.34)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation
Agreement dated August 8, 1997 by and among Northern Life Insurance
Company, Neuberger Berman Advisers Management Trust, Advisers Managers
Trust and Neuberger Berman Management Inc. · Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File
No. 33-90474), as filed on April 23, 1999.
(8.35)	Addendum dated as of May 1, 2000 to Fund Participation Agreement dated
August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger
Berman Management Inc. · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-
90474), as filed on April 25, 2001.
(8.36)	Service Agreement effective August 8, 1997 by and between Neuberger
Berman Management Inc. and Northern Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.37)	Participation Agreement dated as of April 1, 2001 between Pilgrim Variable
Products Trust, Northern Life Insurance Company and ING Pilgrim Securities,
Inc. · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 33-90474), as filed on April 26,
2002.
(8.38)	Amendment executed August 30, 2002 to Participation Agreement dated May
1, 2001 by and among ReliaStar Life Insurance Company, ING Variable
Products Trust (formerly known as Pilgrim Variable Products Trust) and ING
Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.39)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable
Products Trust) and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.40)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust, PA Distributors LLC. · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.41)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”) and ING Life Insurance and Annuity Company,
and ReliaStar Life Insurance Company (Administrative). · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.42)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company. · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.43)	Participation Agreement made and entered into as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Initial Registration Statement on Form S-6 (File
No. 333-92000), as filed on July 3, 2002.
(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President
Thomas J. McInerney[2]	Director and Chairman
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Robert W. Crispin[2]	Director and Senior Vice President, Investments
Kathleen A. Murphy[3]	Director
Catherine H. Smith[3]	Director and Senior Vice President
Michael L. Emerson[4]	Chief Executive Officer, ING Re, Group Reinsurance
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Daniel M. Anderson	Vice President
9100 Arboretum Parkway
Richmond, VA 23236
Pamela S. Anson[6]	Vice President
Pamela M. Barcia[3]	Vice President
Linda Beblo[5]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars	Vice President
740 Northwest Blue Parkway, Suite 304
Lee’s Summit, MO 64086
David Botler[8]	Vice President

Mary K. Carey-Reid[3]	Vice President
Scott V. Carney[5]	Vice President
William D. Chatham[7]	Vice President
John C. Collins[1]	Vice President
Brian D. Comer[3]	Vice President
Diane M. Eder[9]	Vice President
Shari A. Enger[5]	Vice President
Nathan E. Eshelman[10]	Vice President
Chad M. Eslinger[6]	Vice President
David W. Evans[1]	Vice President
Michelle M. Fallahi[4]	Vice President
Kurt T. Fasen[4]	Vice President
Joel A. Fink	Vice President
8585 Stemmons Frwy., Ste 770 North
Dallas, TX 75247
Julie A. Foster[7]	Vice President
Robert A. Garrey[3]	Vice President
Jim P. Graham[4]	Vice President
Brian K. Haendiges[3]	Vice President
Deborah C. Hancock[10]	Vice President
Charles F. Hill[5]	Vice President
R. Scott Hofstedt[11]	Vice President
William S. Jasien[12]	Vice President
Irene R. Jensen[5]	Vice President
Bradley C. Johnson[5]	Vice President

John P. Kelleher[11]	Vice President
Paul E. Kersten[4]	Vice President
Kevin J. Laing[4]	Vice President
Frederick C. Litow[1]	Vice President
Alan S. Lurty[5]	Vice President
Thomas A. Lutter[5]	Vice President
Scott C. Machut[4]	Vice President
James R. Millikan[4]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[4]	Vice President
Daniel P. Mulheran[4]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[7]	Vice President
Peg O. Norris[7]	Vice President
Curtis W. Olson[11]	Vice President
Sherry R. Olson[11]	Vice President
Peter S. Orenzoff[8]	Vice President
Deborah J. Prickett[4]	Vice President
Laurie J. Rasanen[6]	Vice President
James P. Rathburn[4]	Vice President
Robert A. Richard[3]	Vice President
John A. Ross	Vice President
3110 Camino Del Rio South
Suite A117
San Diego, CA 92108
David J. Schmid[11]	Vice President

David A. Sheridan[3]	Vice President
Gregory M. Smith[5]	Vice President
Mark A. Smith[10]	Vice President
Eric J. Steelman[5]	Vice President
Carl P. Steinhilber[3]	Vice President
Robert W. Sumrall[10]	Vice President
Irving L. Tang[4]	Vice President
Melissa A. Tilford[5]	Vice President
Laurie M. Tillinghast[3]	Vice President
William J. Wagner[10]	Vice President
Margaret B. Wall[9]	Vice President
David P. Wilken[4]	Vice President
Dean S. Abbott[4]	Vice President and Actuary
Christopher B. Abreu[3]	Vice President and Actuary
Mary A. Broesch[5]	Vice President and Actuary
Bruce T. Campbell[3]	Vice President and Actuary
Barbara B. Horst[11]	Vice President and Actuary
Craig A. Krogstad[9]	Vice President and Actuary
Richard Lau[5]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary
Jeffrey L. Schuh[4]	Vice President and Actuary
Sande Sheppard[11]	Vice President and Actuary
Alden W. Skar[4]	Vice President and Actuary
Alice W. Su5	Vice President and Actuary

Howard L. Rosen[5]	Vice President and Appointed Actuary
Carol S. Stern	Vice President and Chief Compliance Officer
1501 M St., NW, Ste. 430
Washington, DC 20005
Jeffrey S. Birkholz[4]	Vice President and COO, ING Re, Group
Reinsurance
Marvin K. Goergen[4]	Vice President and Controller, ING Re, Group
Reinsurance
Kimberly M. Curley[10]	Vice President and Illustration Actuary
Joseph N. Fick[5]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant
Secretary
Mike W. Farley[4]	Vice President, CFO & Chief Insurance Risk Officer
Daniel E. Abramowski[4]	Vice President, ING Re, Group Reinsurance
Randy L. Bauernfeind[11]	Vice President, Corporate Real Estate
Ronald E. Falkner[3]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Paul L. Zemsky[2]	Vice President, Investments
Joseph J. Elmy[3]	Vice President, Tax

Joy M. Benner[4]	Secretary
William M. White[11]	Illustration Actuary
Jane A. Boyle[3]	Assistant Secretary
Lisa A. Braun[4]	Assistant Secretary
Diana R. Cavender[4]	Assistant Secretary
Kent D. Ferraro[11]	Assistant Secretary
Jay J. Frazer[11]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[11]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[3]	Assistant Secretary
Jane M. Jacobs[4]	Assistant Secretary
Lorri Jungbauer[11]	Assistant Secretary
Ronald M. Kjelsberg[4]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May[1]	Assistant Secretary
John R. Oberg[10]	Assistant Secretary
Wendy L. Paquin[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Gerald M. Sherman[4]	Assistant Secretary
Kimberly J. Smith[5]	Assistant Secretary
Patricia M. Smith[3]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary

John F. Todd[3]	Assistant Secretary
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
2	The principal business of these directors and this officer is 230 Park Avenue, New York,
New York 10169.
3	The principal business address of this director and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North
Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New
York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South,
Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203-5699.
11	The principal business address of these officers is 100 Washington Square, Minneapolis,
Minnesota 55401.
12	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity
Company (File No. 033-75962), as filed with the Securities and Exchange Commission on
November 21, 2006.

Item 27. Number of Contract Owners

As of November 30, 2006 there were 49,329 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”)
indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the
Securities Act of 1933 may be permitted to directors, officers and controlling persons of
ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by
ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of
ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V.
maintains an umbrella insurance policy issued by an international insurer. The policy covers
ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of
1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company
(ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC,
Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and
Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life
Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable
Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B, C (a management investment company registered under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G,
H, I (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q
(a management investment company registered under the1940 Act), and (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).
(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095

Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092

Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer

Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
(c) Compensation as of December 31, 2005:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$8,819,577.41
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]
(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100208) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 21st day of December 2006.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the
Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Donald W. Britton*	President	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director	) December
Thomas J. McInerney		) 21, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)
Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.8.19	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds
	Distributor, LLC., as amended on July 15, 2003.	___________
99-B.9	Consent and Opinion of Counsel	___________
99-B.10	Consent of Independent Registered Public Accounting Firm	___________
99-B.13	Powers of Attorney	___________